Shareholders' equity - Schedule of Transactions Affecting Issued and Outstanding Share Capital (Details) $ in Millions	12 Months Ended
	Apr. 02, 2023 CAD ($) shares	Apr. 03, 2022 CAD ($) shares	Mar. 28, 2021 CAD ($) shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	105,194,508	110,439,155	110,003,258
Purchase of subordinate voting shares (in shares) | shares	(1,103,102)	(5,636,763)
Purchase of subordinate voting shares held for cancellation (in shares) | shares	(49,700)
Purchase of subordinate voting shares (in shares) | shares	(1,152,802)	(5,636,763)
Exercise of stock options (in shares) | shares	60,248	342,148	422,511
Settlement of RSUs (in shares) | shares	87,034	49,968	13,386
Total share issuances (in shares) | shares	147,282	392,116	435,897
Number of shares outstanding, ending balance (in shares) | shares	104,188,988	105,194,508	110,439,155
$
Shareholders’ equity, beginning balance	$ 427.9	$ 577.6	$ 497.3
Total share issuances	0.0	7.1	4.0
Shareholders’ equity, ending balance	$ 477.5	$ 427.9	$ 577.6
Multiple voting shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	51,004,076	51,004,076	51,004,076
Purchase of subordinate voting shares (in shares) | shares	0	0
Purchase of subordinate voting shares held for cancellation (in shares) | shares	0
Purchase of subordinate voting shares (in shares) | shares	0	0
Exercise of stock options (in shares) | shares	0	0	0
Settlement of RSUs (in shares) | shares	0	0	0
Total share issuances (in shares) | shares	0	0	0
Number of shares outstanding, ending balance (in shares) | shares	51,004,076	51,004,076	51,004,076
Subordinate voting shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	54,190,432	59,435,079	58,999,182
Purchase of subordinate voting shares (in shares) | shares	(1,103,102)	(5,636,763)
Purchase of subordinate voting shares held for cancellation (in shares) | shares	(49,700)
Purchase of subordinate voting shares (in shares) | shares	(1,152,802)	(5,636,763)
Exercise of stock options (in shares) | shares	60,248	342,148	422,511
Settlement of RSUs (in shares) | shares	87,034	49,968	13,386
Total share issuances (in shares) | shares	147,282	392,116	435,897
Number of shares outstanding, ending balance (in shares) | shares	53,184,912	54,190,432	59,435,079
Share capital
$
Shareholders’ equity, beginning balance	$ 118.5	$ 120.5	$ 114.7
Purchase of subordinate voting shares	2.4	11.9
Purchase of subordinate voting shares held for cancellation	0.1
Total share purchases	(2.5)	(11.9)
Issuance of shares	0.0	8.5	5.3
Settlement of RSUs	2.7	1.4	0.5
Total share issuances	2.7	9.9	5.8
Shareholders’ equity, ending balance	118.7	118.5	120.5
Share capital | Multiple voting shares
$
Shareholders’ equity, beginning balance	1.4	1.4	1.4
Purchase of subordinate voting shares	0.0	0.0
Purchase of subordinate voting shares held for cancellation	0.0
Total share purchases	0.0	0.0
Issuance of shares	0.0	0.0	0.0
Settlement of RSUs	0.0	0.0	0.0
Total share issuances	0.0	0.0	0.0
Shareholders’ equity, ending balance	1.4	1.4	1.4
Share capital | Subordinate voting shares
$
Shareholders’ equity, beginning balance	117.1	119.1	113.3
Purchase of subordinate voting shares	2.4	11.9
Purchase of subordinate voting shares held for cancellation	0.1
Total share purchases	(2.5)	(11.9)
Issuance of shares	0.0	8.5	5.3
Settlement of RSUs	2.7	1.4	0.5
Total share issuances	2.7	9.9	5.8
Shareholders’ equity, ending balance	$ 117.3	$ 117.1	$ 119.1